Investments in Subsidiaries - Assets and Liabilities and Cash Flow Effect of Disposal of Subsidiaries (Parenthetical) (Detail) - 12 months ended Dec. 31, 2023 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Disclosure of subsidiaries [abstract]
Partial Consideration On Disposal Of Subsidiary	¥ 179.9	$ 25.3